LEASES - Company's leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Jan. 01, 2022
LEASES
Right of use asset	$ 47,231	$ 53,100
Lease liabilities, current	10,094
Lease liabilities, non-current	46,218
Total lease liabilities	$ 56,312	$ 61,300
Weighted average remaining lease term	6 years 3 months 18 days
Weighted average discount rate	5.60%
Cash paid for amounts included in lease liabilities	$ 14,150
Right of use asset obtained in exchange for lease obligation upon adoption	53,076
Right of use asset obtained in exchange for lease obligations	$ 6,050